Cover	Oct. 15, 2021	Sep. 16, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 15, 2021
Entity Registrant Name	Hines Global Income Trust, Inc.
Entity File Number	000-55599
Entity Incorporation, State or Country Code		MD
Entity Tax Identification Number	80-0947092
Entity Address, Address Line One		2800 Post Oak Boulevard
Entity Address, Address Line Two		Suite 5000
Entity Address, City or Town		Houston
Entity Address, State or Province		TX
Entity Address, Postal Zip Code		77056-6118
City Area Code		888
Local Phone Number		220-6121
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001585101
Amendment Flag	false